ACCOUNTS RECEIVABLE - NET	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE - NET

NOTE 6. ACCOUNTS RECEIVABLE – NET

Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2020	2021
Accounts receivable	$276	$267
Less: Allowance for doubtful accounts	(1)	(2)
	$275	$265

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2019, 2020 and 2021:

(in US$ thousands)	2019	2020	2021
Balance at beginning of year	$5	$3	$1
Additions: Bad debt expense	24	5	7
Less: Write-off	(26)	(7)	(6)
Translation adjustment	—	—	—
Balance at end of year	$3	$1	$2